Label	Element	Value
Class T Prospectus | AIG Flexible Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000795307_SupplementTextBlock

SunAmerica Income Funds

AIG Flexible Credit Fund

Class T

(the “Fund”)

Supplement dated December 18, 2017, to the Fund’s Prospectus dated July 28, 2017, as supplemented and amended to date

Effective December 7, 2017, pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive a portion of its fees payable by the Fund through July 31, 2019. Additionally, the Board of Trustees approved a Subadvisory Fee Waiver Agreement by and between SunAmerica and Newfleet Asset Management, LLC (“Newfleet”), the Fund’s subadviser, with respect to the Fund. Effective December 7, 2017, pursuant to the Subadvisory Fee Waiver Agreement, Newfleet has contractually agreed to waive its fees payable by SunAmerica, with respect to the Fund, through July 31, 2019. Accordingly, the following changes to the Prospectus are effective as of December 7, 2017:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Flexible Credit Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In the section entitled “Fund Highlights: AIG Flexible Credit Fund – Fees and Expenses of the Fund,” the table under the heading “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense table has been restated to reflect the Advisory Fee Waiver Agreement as if it had been in effect for the fiscal year ended March 31, 2017.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

In addition, the “Example” is deleted in its entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Class T Prospectus | AIG Flexible Credit Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 535

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Advisory Fee Waiver Agreement, effective December 7, 2017, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.36% of average daily net assets. This agreement will continue in effect indefinitely, unless terminated by the Board of the Trust, including a majority of the trustees of the Board who are not "interested persons" of the Trust as defined in the 1940 Act.
[3]	The expense table has been restated to reflect the Advisory Fee Waiver Agreement as if it had been in effect for the fiscal year ended March 31, 2017.